Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended
	Jul. 01, 2021	Aug. 05, 2021	Jul. 30, 2021
Share Repurchase Program [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount		$ 50,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Aug. 05, 2021
Dividends Payable, Amount Per Share		$ 0.70
Dividends Payable, Date to be Paid		Sep. 08, 2021
Dividends Payable, Date of Record		Aug. 23, 2021
Subsequent Event [Member] | DNB $107,500 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 107,500
Line of Credit Facility, Description		refinance the existing debt of eight of its vessels amounting to $88,148 as of June 30, 2021 spread across three different existing facilities
Line of Credit Facility, Collateral		first priority mortgage on the eight financed vessels
Subsequent Event [Member] | Credit Agricole Corporate And Investment Bank [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 62,000
Line of Credit Facility, Description		refinance the existing debt of five of the Company's vessels amounting to $53,390 as of June 30, 2021
Line of Credit Facility, Collateral		first priority mortgage on the five financed vessels
Subsequent Event [Member] | 8.30% 2022 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Debt instrument face amount			$ 50,000
Maximum [Member] | Sales Agents [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Offering price	$ 75,000